Fair Value Accounting (Details 2) (Detail) - Available-for-sale Securities - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Mar. 31, 2017	Sep. 30, 2016	Sep. 30, 2015
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, beginning of period	$ 376	$ 0	$ 0
Payments received	0	0	0
Included in earnings	3	0	0
Included in other comprehensive income	0	0	0
Transfers in and/or out of Level 3	0	376	0
Balance, end of period	$ 379	$ 376	$ 0